Filed with the Securities and Exchange Commission on December 1, 2009

1933 Act Registration File No.   333-161755

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No.	1

(Check appropriate box or boxes.)

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI  53233
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Copy to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the 1933 Act.

An indefinite number of Registrant’s shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

INVESTMENT MANAGERS SERIES TRUST (the “REGISTRANT”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Combined Proxy Statement/Prospectus – Incorporated by reference to the

Registrant’s Registration Statement on Form N-14 filed on October 19, 2009,

SEC Accession No. 0001144204-09-053575

Part B - Statement of Additional Information of the Registrant –

Registrant’s Registration Statement on Form N-14 filed on October 19, 2009,

SEC Accession No. 0001144204-09-053575

Part C - Other Information

Signature Page

Exhibit Index

Exhibits – The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant’s Registration Statement on Form N-14, filed on October 19, 2009, as required by Item 17 (3) of Form N-14. Part C of this Registration Statement has been updated as necessary.

PART C
OTHER INFORMATION

INVESTMENT MANAGERS SERIES TRUST
W.P. STEWART & CO. GROWTH FUND

Item 15.  Indemnification

See the Amended and Restated Declaration of Trust (the “Declaration of Trust”) of Investment Managers Series Trust (the “Trust” or the “Registrant”), attached as Exhibit (a) to Post-Effective Amendment No.29 to the Registrant’s Registration Statement on Form N-1A (333-122901)  (the “Registration Statement”), and Amended and Restated By-Laws, attached as Exhibit (b) to Post-Effective Amendment No. 30 to the Registration Statement.

Reference is made to Article 8, Section 8.4 of the Declaration of Trust, which provides:

Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a stockholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct").  A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion.  Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

See the Form of Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and W.P. Stewart & Co., Inc. (the “Advisor”) attached as Exhibit 6.(a) to the Registration Statement.

Reference is made to Section 9 of the Advisory Agreement, which provides:

(a) Limitation of Advisor’s Liability.  The Advisor will not be liable for any error of judgment or mistake of law or for any loss or other Claim (as defined below) suffered by Advisor, the Trust, or the Fund in connection with the performance of this Agreement, except a loss resulting from (a) a breach by the Advisor of fiduciary duty with respect to its receipt of compensation for the services it provides hereunder (but only to the extent required by Section 36(b) of the 1940 Act) or (b) willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its duties under this Agreement (provided that the Advisor shall be entitled to rely upon written or oral instructions, communications, data, documents or information (without investigation or verification) received by the Advisor from an authorized officer, representative or agent of the Trust).  Certain federal and state laws may impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust or Fund may have under any such applicable law.

(b) Indemnification of Advisor Indemnified Parties.  The Trust and the Fund agree to indemnify and hold harmless the Advisor, its employees, agents, officers, directors, affiliates, and nominees (collectively, the “Advisor Indemnified Parties”) from and against any and all claims, demands, actions and suits and from and against any and all judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character which may be asserted against or incurred by any Indemnified Party or for which any Advisory Indemnified Party may be held liable (a “Claim”) arising out of or in any way relating to (i) the Advisor’s performance of its duties hereunder, except to the extent such Claim resulted from an action or omission for which the Advisor would not be entitled to exculpation pursuant to Section 9(a) hereof or (ii) actions or omissions of the Trust, the Fund or any of their other agents or service providers.

This Section 9 shall survive the termination of this Advisory Agreement indefinitely or until the latest date permitted by law.

Reference is made to Section 4.03 of the Trademark License Agreement between the Advisor (“Licensor”) and the Trust (“Licensee”), which provides:

Licensee shall defend, indemnify, save and hold harmless Licensor and its Affiliates and their partners, officers, employees, agents, independent contractors and representatives from and against any and all costs, losses, liabilities, obligations, damages, claims, demands and expenses (whether or not arising out of third party claims), including interest, penalties, costs of mitigation, reasonable attorneys’ fees and all amounts paid in investigation, defense or settlement of any of the foregoing, incurred in connection with, arising out of, resulting from or incident to Licensee’s use of the Licensed Marks other than in accordance with the terms of this Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16.  Exhibits.

1.
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 29 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on December 5, 2007.

2.
Amended and Restated By-Laws are herein incorporated by reference from Registrant’s Post-Effective Amendment No. 30 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on January 16, 2008.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization (2)

5.	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

6.
Investment Advisory Agreement between the Trust and W. P. Stewart & Co., Inc. is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 71 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on October 19, 2009.

7.
Distribution Agreement between Grand Distribution Services, LLC and IMST is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 31 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on February 1, 2008.

8.	Not Applicable.

9.
Custodian Agreement dated January 14, 2008 between the Trust and UMB Bank, National Association is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 31 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on February 1, 2008.

10.	Not Applicable.

11.	Opinion of Counsel regarding legality of issuance of shares and other matters(2)

12.	Opinion of Counsel on tax matters – filed herewith.

13.	Other Material Contracts

(a)
Co-Administration Agreement dated December 3, 2007 between the Trust and UMB Fund Services, Inc. and Mutual Fund Administration Corporation is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 31 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on February 1, 2008.

(b)
Fund Accounting Servicing Agreement dated December 3, 2007 between the Trust and UMB Fund Services, Inc. is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 31 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on February 1, 2008.

(c)
Transfer Agent Agreement dated January 14, 2008 between the Trust and UMB Fund Services, Inc. is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 31 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on February 1, 2008.

(d)
Operating Expense Limitation Agreement between W.P. Stewart & Co., Inc. and the Trust on behalf of the W.P. Stewart & Co. Growth Fund  is herein incorporated by reference from Registrant’s Post-Effective Amendment No. 71 to Registrant’s Registration Statement on form N-1A (333-122901) filed with the Commission on October 19, 2009

14.	Consents of Independent Registered Public Accounting Firm(2)

15.	Not Applicable.

16.	Powers of Attorney(2)

17.	(a)	Proxy Card (2)

17.	(b)	Prospectus of the Target Fund dated April 30, 2009 (1)

17.	(c)	Semi-Annual Report to Stockholders of the Target Fund dated June 30, 2009 (1)

17.	(d)	Annual Report to Stockholders of the Target Fund dated December 31, 2008 (1)

(1)	Incorporated by reference to the Form N-14 filed with the Commission on September 4, 2009.
(2)	Incorporated by reference to the Form N-14 filed with the Commission on October 19, 2009.

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 1st day of December, 2009.

INVESTMENT MANAGERS SERIES TRUST

By:	/S/ JOHN P. ZADER
John P. Zader President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 1st day of December, 2009 by the following persons in the capacities indicated.

Signature	Title

*	Trustee
Ashley T. Rabun

*	Trustee
William H. Young

*	Trustee
Charles H. Miller

/S/ JOHN P. ZADER	Trustee and President
John P. Zader

*	Trustee and Vice President
Eric M. Banhazl

/S/ RITA DAM	Treasurer and Principal Financial and Accounting Officer

*By: /s/ Rita Dam
Rita Dam, Attorney-In Fact pursuant to Power of Attorney filed on Form N-14 on October 19, 2009.

EXHIBIT INDEX

Exhibit	Exhibit No.

Opinion of Counsel on Tax Matters	EX.12.